Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

Financial Instruments Measured and Recorded at Fair Value on a Recurring Basis

The Company has issued certain warrants to purchase shares of common stock, which are considered derivative liabilities because they have registration rights which could require a cash settlement and are re-measured to fair value at each reporting period in accordance with accounting guidance. Fair value is based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1 -	quoted market prices for identical assets or liabilities in active markets.

Level 2 -	observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3 -	unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The Company classifies assets and liabilities measured at fair value in their entirety based on the lowest level of input that is significant to their fair value measurement. No financial assets were measured on a recurring basis as of September 30, 2022, and December 31, 2021. The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2022, and December 31, 2021 (in thousands):

	Fair Value Measurements as of September 30, 2022
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$139	$139

	Fair Value Measurements as of December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$347	$347

The Company did not have any transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy during the nine months ended September 30, 2022, and 2021. The following table presents a reconciliation of the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30, 2022, and 2021 (in thousands):

Common Stock Warrants
Balance as of December 31, 2020	$(1,238)
Change in fair value	225
Exercise of warrants	195
Balance as of September 30, 2021	$(818)

Balance as of December 31, 2021	$(347)
Change in fair value	208
Balance as of September 30, 2022	$(139)

Common Stock Warrants

The Company has issued certain warrants to purchase shares of common stock, which are considered derivative liabilities because they have registration rights which could require a cash settlement and are re-measured to fair value at each reporting period in accordance with accounting guidance. As of September 30, 2022, and December 31, 2021, the derivative liability was calculated using the Monte Carlo Simulation valuation.

The assumptions used in estimating the common stock warrant liability as of September 30, 2022, and December 31, 2021 were as follows:

	September 30, 2022	December 31, 2021
Weighted-average risk-free interest rate	3.33%-4.22%	0.06%-0.97%
Weighted-average expected life (in years)	0.32-2.36	0.07-3.10
Expected dividend yield	-%	-%
Weighted-average expected volatility	81.9%-121.7%	71.5%-126.5%

Other Financial Instruments

The Company’s recorded values of cash and cash equivalents, account and other receivables, accounts payable and accrued liabilities approximate their fair values based on their short-term nature. The recorded value of notes payable approximates the fair value as the interest rate approximates market interest rates.

5. Fair Value Measurements

Financial Instruments Measured and Recorded at Fair Value on a Recurring Basis

The Company has issued certain warrants to purchase shares of common stock, which are considered mark-to-market liabilities and are re-measured to fair value at each reporting period in accordance with accounting guidance. Fair value is based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1	-	quoted market prices for identical assets or liabilities in active markets.

Level 2	-	observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3	-	unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The Company classifies assets and liabilities measured at fair value in their entirety based on the lowest level of input that is significant to their fair value measurement. No financial assets were measured on a recurring basis as of December 31, 2021 and 2020. The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2021 and 2020.

	Fair Value Measurements as of December 31, 2021 (in thousands)
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$347	$347

	Fair Value Measurements as of December 31, 2020 (in thousands)
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$1,238	$1,238

The Company did not have any transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy during the years ended December 31, 2021 and 2020. The following table presents a reconciliation of the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2021 and 2020 (in thousands):

Common Stock Warrants
Balance as of December 31, 2019	$(220)
Issuance of derivatives	(6,328)
Change in fair value	2,111
Exercise of warrants	3,199
Balance as of December 31, 2020	(1,238)
Change in fair value	696
Exercise of warrants	195
Balance as of December 31, 2021	$(347)

Common Stock Warrants

The Company has issued certain warrants to purchase shares of common stock, which are considered derivative liabilities because they have registration rights which could require a cash settlement and are re-measured to fair value at each reporting period in accordance with accounting guidance. As of December 31, 2021, and 2020, the derivative liability was calculated using the Monte Carlo Simulation valuation.

The assumptions used in estimating the common stock warrant liability using the Monte Carlo simulation valuation model as of December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Weighted-average risk-free interest rate	0.06%-0.97%	0.09%-0.27%
Weighted-average expected life (in years)	0.07-3.10	0.63-4.10
Expected dividend yield	-%	-%
Weighted average expected volatility	71.5%-126.5%	138.3%-175.6%

Other Financial Instruments

The Company’s recorded values of cash and cash equivalents, account and other receivables, accounts payable and accrued liabilities approximate their fair values based on their short-term nature. The recorded value of notes payable approximates the fair value as the interest rate approximates market interest rates.